Income Tax - Summary of Breakdown of Deferred Tax (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Breakdown of deferred tax [line Items]
Total deferred tax assets	$ 58,724	$ 24,765	$ 8,444
Total deferred tax liabilities	(154,372)	(115,589)	(45,501)
Total Net deferred tax	(95,648)	(90,824)	(37,057)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	5,344	2,920	1,861
Miscellaneous Deferred Tax Assets [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	937	270	99
Property, plant and equipment [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(110,704)	(113,821)	(43,931)
Tax Losses Carryforward and Other Tax Credits [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	52,443	21,575	6,484
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(38,177)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	$ (5,491)	$ (1,768)	$ (1,570)